Basis of Presentation and General Information - List of time charter-in vessel and time charter-in newbuilding vessels (Table) (Details)	12 Months Ended
Dec. 31, 2023
Star Shibumi [Member]
Property, Plant and Equipment [Line Items]
DWT	180,000
Built	2021
Yard	JMU
Country	Japan
Delivery/ Estimated Delivery	November 30, 2021
Minimum Period	November 2028
NB Kamsarmax #1 (tbn Star Voyager) [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	Tsuneishi, Zhousan
Country	Japan
Delivery/ Estimated Delivery	January 11, 2024 (Note 19b)
Minimum Period	7 years
NB Kamsarmax #2 [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	Tsuneishi, Zhousan
Country	Japan
Delivery/ Estimated Delivery	Q4 - 2024
Minimum Period	7 years
NB Kamsarmax #3 (tbn Star Explorer) [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	JMU
Country	Japan
Delivery/ Estimated Delivery	March 8, 2024 (Note 19b)
Minimum Period	7 years
NB Kamsarmax #4 [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	JMU
Country	Japan
Delivery/ Estimated Delivery	Q3 - 2024
Minimum Period	7 years
NB Ultramax #1 (tbn Stargazer) [Member]
Property, Plant and Equipment [Line Items]
DWT	66,000
Built	2024
Yard	Tsuneishi, Cebu
Country	Philippines
Delivery/ Estimated Delivery	January 16, 2024 (Note 19b)
Minimum Period	7 years
NB Ultramax #2 [Member]
Property, Plant and Equipment [Line Items]
DWT	66,000
Built	2024
Yard	Tsuneishi, Cebu
Country	Philippines
Delivery/ Estimated Delivery	Q4 - 2024
Minimum Period	7 years
Time charter-in newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
DWT	640,000